Consolidated Balance Sheets - USD ($)	Mar. 31, 2018	Mar. 31, 2017
CURRENT ASSETS:
Cash	$ 4,052,582	$ 1,461,695
Accounts receivable, net of allowances for bad debts and cash discounts of $21,052 and $27,276 at March 31, 2018 and 2017, respectively	17,458,289	8,939,051
Inventories	38,039,332	34,918,550
Other	429,101	113,540
TOTAL CURRENT ASSETS	59,979,304	45,432,836
PROPERTY, PLANT AND EQUIPMENT:
Land	1,452,799	1,082,331
Buildings and yard improvements	8,710,958	7,111,735
Machinery and equipment	39,282,944	31,451,479
Construction in progress		9,451,972
Less accumulated depreciation	(35,280,700)	(33,924,353)
Property, plant, and equipment, net	14,166,001	15,173,164
OTHER ASSETS:
Deferred income tax asset		1,165,950
Federal income taxes recoverable		913,347
Cash value of officers’ life insurance and other assets	217,900	578,000
TOTAL ASSETS	74,363,205	63,263,297
CURRENT LIABILITIES:
Accounts payable and accrued expenses	10,233,431	2,003,661
Dividends payable	140,189	70,094
Contribution to retirement plan	45,000	42,000
Employee compensation and related expenses	612,015	240,835
TOTAL CURRENT LIABILITIES	11,030,635	2,356,590
POSTRETIREMENT BENEFITS OTHER THAN PENSIONS	175,056	550,282
DEFERRED INCOME TAX LIABILITY	103,198
TOTAL LIABILITIES	11,308,889	2,906,872
COMMITMENTS AND CONTINGENCIES (SEE NOTE 4 AND NOTE 7)
STOCKHOLDERS’ EQUITY:
Common stock, par value $1: Authorized shares — 10,000,000 Issued shares — 8,185,160 at March 31, 2018 and 2017	8,185,160	8,185,160
Additional paid-in capital	29,154,874	28,865,914
Treasury stock at cost (1,175,716 shares at March 31, 2018 and 2017)	(5,475,964)	(5,475,964)
Retained earnings	31,190,246	28,781,315
TOTAL STOCKHOLDERS’ EQUITY	63,054,316	60,356,425
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$ 74,363,205	$ 63,263,297